SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair value of each share-based payment is estimated on the following assumptions
Risk-free interest rate	2.26%	3.90%
Expected volatility	78.53%	117.00%
Dividend yield
Expected term	5 years	5 years